Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Insurance	$ 2,723.5	$ 2,446.6	$ 2,531.7
Reinsurance	1,885.8	1,521.0	1,807.0
Ceded	(1,666.7)	(1,385.7)	(1,442.7)
Net written premiums	2,942.6	2,581.9	2,896.0
Gross Amount	2,565.7	2,444.8	2,370.8
Assumed From Other Companies	1,822.1	1,562.0	1,617.2
Ceded	(1,498.1)	(1,392.3)	(1,299.3)
Net premiums earned	$ 2,889.7	$ 2,614.5	$ 2,688.7
Percentage of Amount Assumed to Net Amount	63.10%	59.70%	60.10%
Gross written premiums	$ 4,609.3	$ 3,967.6	$ 4,338.7